Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) [Line Items]
Diluted weighted average number of common shares	18,336,854	25,757,500	19,547,177	25,757,500	25,757,500	25,757,500
Diluted income (loss) available to shares					$ (0.07)	$ 0.18
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) [Line Items]
Diluted weighted average number of common shares	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Diluted income (loss) available to shares					$ (0.07)	$ 0.18